LONG TERM DEBT - Long-term Debt (Details)	12 Months Ended
	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2020	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
EDAP TMS SA | Loan related to Research and development tax credit receivable
Debt Instrument, Face Amount				€ 328,650
Maturity	Dec. 31, 2027
Interest rate	4.60%			4.60%
Frequency of principal payments	Full reimbursement at termination date
Japan | EDAP Technomed Co Ltd. | Loan One
Debt Instrument, Face Amount | ¥	¥ 80,000,000	¥ 80,000,000
Maturity	Aug. 02, 2026	Aug. 02, 2026
Interest rate	1.98%	1.98%		1.98%	1.98%
Frequency of principal payments	Monthly installment	Monthly installment
Japan | EDAP Technomed Co Ltd. | Loan Two
Debt Instrument, Face Amount | ¥	¥ 50,000,000	¥ 50,000,000
Maturity	Apr. 02, 2025	Apr. 02, 2025
Interest rate	1.80%	1.80%		1.80%	1.80%
Frequency of principal payments	Monthly installment	Monthly installment
France | EDAP TMS France | Cash collateral
Debt Instrument, Collateral Amount				€ 1,100,000
France | EDAP TMS France | Loan One | Cash collateral
Debt Instrument, Face Amount				€ 2,200,000
Maturity	Dec. 18, 2026
Interest rate	3.60%			3.60%
Frequency of principal payments	Monthly installment
France | EDAP TMS France | Loan Two
Debt Instrument, Face Amount				€ 56,000
Maturity	Aug. 05, 2028
Interest rate	4.16%			4.16%
Frequency of principal payments	Monthly installment
France | EDAP TMS France | Loan Three
Debt Instrument, Face Amount				€ 1,530,000
Debt				€ 1,066,081
Debt Instrument, Term	3 years
France | EDAP TMS France | Loan Three | Cash collateral
Debt Instrument, Face Amount					€ 1,530,000
Maturity	Jul. 01, 2025	Jul. 01, 2025
Interest rate	0.99%	0.99%		0.99%	0.99%
Frequency of principal payments	Monthly installment	Monthly installment
Debt				€ 1,066,081	€ 1,066,081
Debt Instrument, Term		3 years
France | EDAP TMS France | COVID-related loan guaranteed by the French government I | Government-Guaranteed Collateral
Debt Instrument, Face Amount				€ 2,000,000	€ 2,000,000
Maturity	Jul. 30, 2026		Jul. 30, 2026
Interest rate	0.73%	0.73%		0.73%	0.73%
Frequency of principal payments	Monthly installment		Monthly installment
Term initiation			1 year
Debt instrument term after extension			6 years
France | EDAP TMS France | COVID-related loan guaranteed by the French government II | Government-Guaranteed Collateral
Debt Instrument, Face Amount				€ 2,000,000	€ 2,000,000
Maturity	Aug. 04, 2026	Aug. 04, 2026
Interest rate	0.73%	0.73%		0.73%	0.73%
Frequency of principal payments	Monthly installment	Monthly installment
Term initiation			1 year
Debt instrument term after extension			6 years
France | EDAP TMS France | Loan related to acquisition of computer servers
Debt Instrument, Face Amount					€ 72,222
Maturity		Jul. 05, 2024
Interest rate		0.45%			0.45%
Frequency of principal payments		Monthly installment